Capital commitments	12 Months Ended
Dec. 31, 2023
Additional information [abstract]
Capital commitments	Capital commitments Authorized future capital expenditure for property, plant and equipment (excluding right-of-use assets) by group companies for which contracts had been signed at 31 December 2023 amounted to $10,354 million (2022 $9,381 million, 2021 $8,208 million). bp has contracted capital commitments amounting to $1,580 million (2022 $1,764 million, 2021 $1,075 million) in relation to joint ventures and $105 million (2022 $18 million, 2021 $126 million) in relation to associates.